UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)

Distillate International Fundamental Stability & Value ETF
DSTX (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Distillate International Fundamental Stability & Value ETF for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://distillatecapital.com/distillate-international-fundamental-stability-value-etf-ticker-dstx/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Distillate International Fundamental Stability & Value ETF	$27	0.55%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$35,020,012
Number of Holdings	103
Portfolio Turnover	45%
30-Day SEC Yield	2.05%
30-Day SEC Yield Unsubsidized	2.05%
Visit https://distillatecapital.com/distillate-international-fundamental-stability-value-etf-ticker-dstx/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Issuers (% of net assets)
Roche Holding AG	2.9%
Samsung Electronics Company, Ltd.	2.4%
British American Tobacco PLC	2.2%
Novartis AG	2.0%
SK Hynix, Inc.	2.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	1.9%
Equinor ASA	1.6%
Unilever PLC	1.6%
Vinci SA	1.5%
Kia Corporation	1.5%
Geographic Breakdown (% of net assets)
Sector Breakdown (% of net assets)
Changes to Fund’s Principal Risks:
Effective January 31, 2025, the non-diversified fund risk was removed from the Fund’s principal investment risks.
Distillate International Fundamental Stability & Value ETF	PAGE 1	TSR-SAR-26922B501

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://distillatecapital.com/distillate-international-fundamental-stability-value-etf-ticker-dstx/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Distillate Capital Partners, LLC documents not be householded, please contact Distillate Capital Partners, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Distillate Capital Partners, LLC or your financial intermediary.
Distillate International Fundamental Stability & Value ETF	PAGE 2	TSR-SAR-26922B501

Distillate Small/Mid Cash Flow ETF
DSMC (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Distillate Small/Mid Cash Flow ETF for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://distillatecapital.com/distillate-small-mid-cash-flow-etf-ticker-dsmc/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Distillate Small/Mid Cash Flow ETF	$26	0.56%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$92,538,568
Number of Holdings	151
Portfolio Turnover	48%
30-Day SEC Yield	1.25%
30-Day SEC Yield Unsubsidized	1.25%
Visit https://distillatecapital.com/distillate-small-mid-cash-flow-etf-ticker-dsmc/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Issuers (% of net assets)
Huntington Ingalls Industries, Inc.	1.8%
TopBuild Corporation	1.6%
United Therapeutics Corporation	1.5%
Reliance, Inc.	1.5%
Toll Brothers, Inc.	1.5%
Owens Corning	1.4%
Crocs, Inc.	1.4%
Dillard’s, Inc. - Class A	1.4%
Powell Industries, Inc.	1.4%
Omnicom Group, Inc.	1.4%
Sector Breakdown (% of net assets)
Changes to Fund’s Principal Risks:
Effective January 31, 2025, sector risks for the Consumer, Energy and Industrials sectors were added to the Fund’s principal investment risks.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://distillatecapital.com/distillate-small-mid-cash-flow-etf-ticker-dsmc/.
Distillate Small/Mid Cash Flow ETF	PAGE 1	TSR-SAR-26922B667

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Distillate Capital Partners, LLC documents not be householded, please contact Distillate Capital Partners, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Distillate Capital Partners, LLC or your financial intermediary.
Distillate Small/Mid Cash Flow ETF	PAGE 2	TSR-SAR-26922B667

Distillate U.S. Fundamental Stability & Value ETF
DSTL (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Distillate U.S. Fundamental Stability & Value ETF for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://distillatecapital.com/distillate-u-s-fundamental-stability-value-etf-ticker-dstl/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Distillate U.S. Fundamental Stability & Value ETF	$19	0.39%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$1,869,640,366
Number of Holdings	102
Portfolio Turnover	34%
30-Day SEC Yield	1.47%
30-Day SEC Yield Unsubsidized	1.47%
Visit https://distillatecapital.com/distillate-u-s-fundamental-stability-value-etf-ticker-dstl/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Issuers	(% of net assets)
UnitedHealth Group, Inc.	3.5%
Merck & Company, Inc.	2.9%
AbbVie, Inc.	2.7%
Johnson & Johnson	2.4%
Procter & Gamble Company	2.1%
T-Mobile US, Inc.	2.1%
Comcast Corporation - Class A	1.8%
Cisco Systems, Inc.	1.8%
Cigna Group	1.6%
QUALCOMM, Inc.	1.6%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://distillatecapital.com/distillate-u-s-fundamental-stability-value-etf-ticker-dstl/.
Distillate U.S. Fundamental Stability & Value ETF	PAGE 1	TSR-SAR-26922A321

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Distillate Capital Partners, LLC documents not be householded, please contact Distillate Capital Partners, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Distillate Capital Partners, LLC or your financial intermediary.
Distillate U.S. Fundamental Stability & Value ETF	PAGE 2	TSR-SAR-26922A321

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Distillate Capital ETFs
Distillate International Fundamental Stability & Value ETF (DSTX)
Distillate Small/Mid Cash Flow ETF (DSMC)
Distillate U.S. Fundamental Stability & Value ETF (DSTL)
Semi-Annual Financial Statements and Additional Information
March 31, 2025

Distillate International Fundamental Stability & Value ETF
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Australia - 1.6%
Northern Star Resources, Ltd.	27,503	$313,977
Sonic Healthcare, Ltd.	15,118	242,680
		556,657
Brazil - 2.8%
Ambev SA - ADR	184,900	430,817
PRIO SA(a)	38,906	271,367
TIM SA	88,170	276,626
		978,810
Canada - 5.7%
Canadian Natural Resources, Ltd.	15,177	466,936
CGI, Inc.	2,800	279,484
Gildan Activewear, Inc.	5,450	240,910
Magna International, Inc.	7,151	243,062
Open Text Corporation	8,120	204,911
TFI International, Inc.	3,804	294,488
Tourmaline Oil Corporation	5,368	258,843
		1,988,634
China - 10.0%
Aluminum Corporation of China, Ltd. - Class H	558,000	349,274
China Coal Energy Company, Ltd. - Class H	307,000	312,907
CSPC Pharmaceutical Group, Ltd.	428,000	271,753
JD Health International, Inc.(a)(b)	65,000	276,949
JD Logistics, Inc.(a)(b)	186,100	300,428
JD.com, Inc. - Class A	23,250	480,521
Kingsoft Corporation, Ltd.	54,600	264,217
Kuaishou Technology(a)(b)	55,800	389,796
MINISO Group Holding, Ltd.	56,800	262,453
Yangzijiang Shipbuilding Holdings, Ltd.	177,200	312,450
Zhejiang Leapmotor Technology Company, Ltd.(a)(b)	46,000	297,097
		3,517,845
Denmark - 3.4%
Carlsberg AS - Class B	2,630	333,876
DSV AS	1,953	376,790
Genmab AS(a)	1,286	249,503
Pandora AS	1,611	245,847
		1,206,016
France - 10.4%
Bureau Veritas SA	9,229	278,540
Capgemini SE	1,923	286,762
Cie de Saint-Gobain SA	4,155	411,573
Cie Generale des Etablissements Michelin SCA	10,349	362,313
Danone SA	5,068	387,812
Legrand SA	2,727	286,442
LVMH Moet Hennessy Louis Vuitton SE	833	514,422

	Shares	Value
Publicis Groupe SA	2,832	$265,350
Teleperformance SE	3,115	311,180
Vinci SA	4,226	530,903
		3,635,297
Germany - 4.6%
Deutsche Boerse AG	1,297	381,219
Heidelberg Materials AG	2,039	347,010
Merck KGaA	2,227	304,551
Puma SE	11,519	278,596
Zalando SE(a)(b)	8,919	305,987
		1,617,363
Hong Kong - 2.0%
Geely Automobile Holdings, Ltd.	166,000	355,030
WH Group, Ltd.(b)	363,500	333,585
		688,615
Indonesia - 1.1%
Telkom Indonesia Persero Tbk PT	2,567,900	373,710
Italy - 0.9%
Recordati Industria Chimica e Farmaceutica SpA	5,412	305,749
Japan - 15.2%
Denso Corporation	27,200	335,407
Isuzu Motors, Ltd.	21,000	283,178
Japan Tobacco, Inc.	13,500	371,399
Lasertec Corporation	2,700	228,942
MatsukiyoCocokara & Company	15,200	237,900
Murata Manufacturing Company, Ltd.	16,400	252,843
Nexon Company, Ltd.	17,000	231,911
Nidec Corporation	14,300	238,301
Niterra Company, Ltd.	8,100	244,885
Nitto Denko Corporation	15,900	290,802
Otsuka Corporation	9,900	214,233
Otsuka Holdings Company, Ltd.	6,300	326,628
Secom Company, Ltd.	8,900	302,757
Shimano, Inc.	1,800	252,595
Shin-Etsu Chemical Company, Ltd.	14,500	410,740
Shionogi & Company, Ltd.	19,600	294,380
Suntory Beverage & Food, Ltd.	8,200	271,323
Toyota Tsusho Corporation	14,600	243,398
Yokogawa Electric Corporation	14,600	282,452
		5,314,074
Mexico - 4.0%
America Movil SAB de CV(a)	586,049	417,660
Fomento Economico Mexicano SAB de CV	35,650	347,068
Grupo Mexico SAB de CV - Class B	63,610	317,891
Wal-Mart de Mexico SAB de CV	119,215	329,647
		1,412,266
Netherlands - 0.9%
Euronext NV(b)	2,308	333,329

The accompanying notes are an integral part of these financial statements.

1

Distillate International Fundamental Stability & Value ETF
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Norway - 3.3%
Aker BP ASA	12,591	$298,202
Equinor ASA	21,650	572,660
Norsk Hydro ASA	47,621	272,672
		1,143,534
South Africa - 2.1%
Gold Fields, Ltd.	17,460	384,878
Harmony Gold Mining Company, Ltd.	24,421	353,849
		738,727
South Korea - 6.7%
Kia Corporation	8,331	522,208
Samsung C&T Corporation	3,456	274,368
Samsung Electronics Company, Ltd. - GDR	861	837,753
SK Hynix, Inc.	5,459	706,982
		2,341,311
Sweden - 6.4%
Assa Abloy AB - Class B	10,161	303,360
Boliden AB	8,527	277,836
Essity AB - Class B	10,633	302,103
H & M Hennes & Mauritz AB - Class B	27,888	366,053
Sandvik AB	15,801	330,331
SKF AB - Class B	14,501	291,894
Volvo AB - Class B	12,652	369,291
		2,240,868
Switzerland - 5.7%
Novartis AG	6,406	708,407
Roche Holding AG - ADR	24,626	1,013,360
STMicroelectronics NV	13,695	295,868
		2,017,635
Taiwan - 1.9%
Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	3,959	657,194
United Kingdom - 9.5%
Associated British Foods PLC	11,264	277,696
Auto Trader Group PLC(b)	23,377	224,555
British American Tobacco PLC - ADR	18,544	767,165
Bunzl PLC	6,016	230,316
Imperial Brands PLC	11,427	422,572
Intertek Group PLC	4,049	261,575
JD Sports Fashion PLC	323,183	283,245
Next PLC	2,170	310,484
Unilever PLC	9,245	550,113
		3,327,721
United States - 0.0%(c)
Smithfield Foods, Inc.(a)	39	787
TOTAL COMMON STOCKS (Cost $33,664,082)		34,396,142

	Shares	Value
PREFERRED STOCKS - 1.2%
Germany - 1.2%
Dr Ing hc F Porsche AG(b)	8,239	$408,946
TOTAL PREFERRED STOCKS (Cost $658,410)		408,946

	Contracts
WARRANTS - 0.0%(c)
Canada - 0.0%(c)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00(a)(d)	138	0
TOTAL WARRANTS (Cost $0)		0

	Shares
SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 4.27%(e)	140,268	140,268
TOTAL SHORT-TERM INVESTMENTS (Cost $140,268)		140,268
TOTAL INVESTMENTS - 99.8% (Cost $34,462,760)		$34,945,356
Other Assets in Excess of Liabilities - 0.2%		74,656
TOTAL NET ASSETS - 100.0%		$35,020,012

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
GDR - Global Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $2,870,672 or 8.2% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2025.

(e)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

2

Distillate Small/Mid Cash Flow ETF
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Basic Materials - 4.7%
CF Industries Holdings, Inc.	15,286	$1,194,601
Mosaic Company	23,520	635,275
Reliance, Inc.	4,822	1,392,353
Sylvamo Corporation	6,878	461,307
Westlake Corporation	7,061	706,312
		4,389,848
Communications - 4.6%
Cars.com, Inc.(a)	33,718	380,002
Etsy, Inc.(a)	17,202	811,590
Interpublic Group of Companies, Inc.	22,616	614,250
Omnicom Group, Inc.	15,548	1,289,085
Thryv Holdings, Inc.(a)	26,365	337,736
TripAdvisor, Inc.(a)	30,789	436,280
Ziff Davis, Inc.(a)	11,601	435,966
		4,304,909
Consumer, Cyclical - 24.0%
Academy Sports & Outdoors, Inc.	11,535	526,111
Adient PLC(a)	29,032	373,351
Allison Transmission Holdings, Inc.	7,719	738,477
American Eagle Outfitters, Inc.	36,690	426,338
Bath & Body Works, Inc.	18,743	568,288
Blue Bird Corporation(a)	13,854	448,454
BlueLinx Holdings, Inc.(a)	5,769	432,560
BorgWarner, Inc.	18,020	516,273
Buckle, Inc.	11,848	454,015
Caleres, Inc.	26,944	464,245
Carter’s, Inc.	12,850	525,565
Crocs, Inc.(a)	12,452	1,322,402
Dillard’s, Inc. - Class A	3,686	1,320,067
Ethan Allen Interiors, Inc.	15,755	436,413
Everi Holdings, Inc.(a)	32,135	439,285
G-III Apparel Group, Ltd.(a)	16,896	462,106
GMS, Inc.(a)	6,672	488,190
Golden Entertainment, Inc.	14,057	370,964
KB Home	10,513	611,016
Kontoor Brands, Inc.	9,847	631,488
LCI Industries	5,435	475,182
LKQ Corporation	14,011	596,028
M/I Homes, Inc.(a)	5,416	618,399
Malibu Boats, Inc. - Class A(a)	13,419	411,695
Monarch Casino & Resort, Inc.	5,162	401,345
ODP Corporation(a)	29,604	424,225
Oxford Industries, Inc.	8,088	474,523
Patrick Industries, Inc.	6,153	520,298
PC Connection, Inc.	7,037	439,250
PVH Corporation	9,059	585,574
Sally Beauty Holdings, Inc.(a)	49,559	447,518
ScanSource, Inc.(a)	12,301	418,357
Signet Jewelers, Ltd.	11,983	695,733
Steven Madden, Ltd.	15,359	409,164
Taylor Morrison Home Corporation(a)	10,149	609,346

	Shares	Value
Thor Industries, Inc.	6,656	$504,591
Toll Brothers, Inc.	12,933	1,365,595
Tri Pointe Homes, Inc.(a)	15,252	486,844
Victoria’s Secret & Company(a)	20,410	379,218
Winnebago Industries, Inc.	11,636	400,977
		22,219,470
Consumer, Non-cyclical - 17.6%
Andersons, Inc.	10,767	462,227
Brink’s Company	5,657	487,407
Cal-Maine Foods, Inc.	9,407	855,096
Collegium Pharmaceutical, Inc.(a)	15,657	467,362
Cross Country Healthcare, Inc.(a)	25,892	385,532
Envista Holdings Corporation(a)	24,000	414,240
Euronet Worldwide, Inc.(a)	6,074	649,007
H&R Block, Inc.	11,036	605,987
Harmony Biosciences Holdings, Inc.(a)	14,338	475,878
Hologic, Inc.(a)	12,754	787,815
Hormel Foods Corporation	19,186	593,615
Jazz Pharmaceuticals PLC(a)	7,743	961,294
John Wiley & Sons, Inc. - Class A	11,765	524,248
Kforce, Inc.	9,054	442,650
Korn Ferry	7,531	510,828
ManpowerGroup, Inc.	9,420	545,230
Molson Coors Beverage Company - Class B	12,487	760,084
Pacira BioSciences, Inc.(a)	19,492	484,376
Pediatrix Medical Group, Inc.(a)	30,033	435,178
Perdoceo Education Corporation	17,489	440,373
PROG Holdings, Inc.	15,855	421,743
QIAGEN NV	13,533	543,350
Supernus Pharmaceuticals, Inc.(a)	14,583	477,593
Teleflex, Inc.	7,833	1,082,442
United Therapeutics Corporation(a)	4,546	1,401,395
WEX, Inc.(a)	7,120	1,117,982
		16,332,932
Energy - 12.8%
Alliance Resource Partners LP	17,406	474,836
Antero Resources Corporation(a)	18,557	750,445
APA Corporation	28,248	593,773
Black Stone Minerals LP	29,940	457,184
California Resources Corporation	11,652	512,338
ChampionX Corporation	18,335	546,383
Chord Energy Corporation	8,109	914,046
Civitas Resources, Inc.	14,910	520,210
CNX Resources Corporation(a)	19,202	604,479
Core Natural Resources, Inc.	9,375	722,812
Gulfport Energy Corporation(a)	4,136	761,603
Magnolia Oil & Gas Corporation - Class A	20,984	530,056
Matador Resources Company	11,265	575,529
Murphy Oil Corporation	20,269	575,640
Ovintiv, Inc.	14,957	640,160
Range Resources Corporation	15,885	634,288

The accompanying notes are an integral part of these financial statements.

3

Distillate Small/Mid Cash Flow ETF
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Energy - (Continued)
SM Energy Company	16,869	$505,226
SunCoke Energy, Inc.	47,990	441,508
Talos Energy, Inc.(a)	49,379	479,964
Weatherford International PLC	10,857	581,392
		11,821,872
Financial - 3.7%
AllianceBernstein Holding LP	12,933	495,463
Artisan Partners Asset Management, Inc. - Class A	11,149	435,926
EZCORP, Inc. - Class A(a)	32,048	471,746
Federated Hermes, Inc.	12,410	505,956
SEI Investments Company	7,447	578,111
Victory Capital Holdings, Inc. - Class A	7,574	438,307
Virtus Investment Partners, Inc.	2,653	457,271
		3,382,780
Industrial - 22.9%
A. O. Smith Corporation	10,558	690,071
American Woodmark Corporation(a)	7,499	441,166
Apogee Enterprises, Inc.	9,700	449,401
Atkore, Inc.	9,944	596,541
Boise Cascade Company	5,888	577,554
Builders FirstSource, Inc.(a)	10,254	1,281,135
CH Robinson Worldwide, Inc.	9,754	998,810
CTS Corporation	10,220	424,641
Dorian LPG, Ltd.	22,557	503,923
Fortune Brands Innovations, Inc.	11,484	699,146
Genco Shipping & Trading, Ltd.	30,618	409,056
Gibraltar Industries, Inc.(a)	7,370	432,324
Hub Group, Inc. - Class A	11,772	437,565
Huntington Ingalls Industries, Inc.	8,063	1,645,174
International Seaways, Inc.	14,727	488,936
Janus International Group, Inc.(a)	54,613	393,214
Kennametal, Inc.	21,173	450,985
Masterbrand, Inc.(a)	32,877	429,374
Matson, Inc.	4,990	639,568
Mohawk Industries, Inc.(a)	7,703	879,529
Oshkosh Corporation	8,079	760,072
Owens Corning	9,363	1,337,224
Powell Industries, Inc.	7,720	1,314,948
Sterling Infrastructure, Inc.(a)	7,623	863,000
Sturm Ruger & Company, Inc.	11,321	444,802
Teekay Tankers, Ltd.	12,505	478,566
Textron, Inc.	9,417	680,378
TopBuild Corporation(a)	4,709	1,436,010
World Kinect Corporation	15,524	440,261
Worthington Enterprises, Inc.	10,816	541,773
		21,165,147

	Shares	Value
Technology - 9.6%
Adeia, Inc.	28,442	$376,003
Amdocs, Ltd.	7,735	707,753
ASGN, Inc.(a)	8,563	539,640
Axcelis Technologies, Inc.(a)	9,749	484,233
Concentrix Corporation	11,416	635,186
Donnelley Financial Solutions, Inc.(a)	9,742	425,823
DXC Technology Company(a)	25,188	429,455
GigaCloud Technology, Inc. - Class A(a)	27,190	386,098
NetScout Systems, Inc.(a)	20,339	427,322
Parsons Corporation(a)	13,565	803,184
Photronics, Inc.(a)	21,562	447,627
Qorvo, Inc.(a)	13,250	959,433
Skyworks Solutions, Inc.	18,341	1,185,379
Synaptics, Inc.(a)	9,282	591,449
Teradata Corporation(a)	20,152	453,017
		8,851,602
TOTAL COMMON STOCKS (Cost $101,602,265)		92,468,560
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.27%(b)	68,232	68,232
TOTAL SHORT-TERM INVESTMENTS (Cost $68,232)		68,232
TOTAL INVESTMENTS - 100.0% (Cost $101,670,497)		$92,536,792
Other Assets in Excess of Liabilities - 0.0%(c)		1,776
TOTAL NET ASSETS - 100.0%		$92,538,568

Percentages are stated as a percent of net assets.
LP - Limited Partnership
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

4

Distillate U.S. Fundamental Stability & Value ETF
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Basic Materials - 2.4%
Reliance, Inc.	51,388	$14,838,285
Royal Gold, Inc.	84,659	13,842,593
Southern Copper Corporation	0	42
Steel Dynamics, Inc.	124,256	15,541,941
		44,222,861
Communications - 11.2%
Airbnb, Inc. - Class A(a)	138,892	16,592,038
Booking Holdings, Inc.	5,270	24,278,416
CDW Corporation	82,102	13,157,666
Cisco Systems, Inc.	556,969	34,370,557
Comcast Corporation - Class A	935,517	34,520,577
F5, Inc.(a)	53,507	14,247,309
Fox Corporation - Class A	307,100	17,381,860
Omnicom Group, Inc.	183,392	15,205,031
T-Mobile US, Inc.	145,414	38,783,368
		208,536,822
Consumer, Cyclical - 11.1%
Crocs, Inc.(a)	120,776	12,826,411
Deckers Outdoor Corporation(a)	119,416	13,351,903
Dick’s Sporting Goods, Inc.	60,952	12,285,485
Ferguson Enterprises, Inc.	87,345	13,995,289
Lennar Corporation - Class A	155,503	17,848,634
LKQ Corporation	381,705	16,237,731
Lowe’s Companies., Inc.	102,824	23,981,642
NVR, Inc.(a)	1,882	13,633,942
PACCAR, Inc.	186,091	18,119,681
PulteGroup, Inc.	147,132	15,125,170
Somnigroup International, Inc.	238,585	14,286,470
Toll Brothers, Inc.	111,104	11,731,471
Ulta Beauty, Inc.(a)	32,247	11,819,815
Williams-Sonoma, Inc.	75,547	11,943,981
		207,187,625
Consumer, Non-cyclical - 34.0%(b)
AbbVie, Inc.	242,997	50,912,732
Align Technology, Inc.(a)	64,923	10,313,668
Altria Group, Inc.	446,611	26,805,592
Avery Dennison Corporation	73,623	13,102,685
Cigna Group	92,493	30,430,197
Corpay, Inc.(a)	43,630	15,214,654
Elevance Health, Inc.	59,948	26,074,982
Exelixis, Inc.(a)	378,620	13,978,650
Globus Medical, Inc. - Class A(a)	160,338	11,736,742
HCA Healthcare, Inc.	71,322	24,645,317
Hormel Foods Corporation	478,731	14,811,937
ICON PLC(a)	72,235	12,640,403
Jazz Pharmaceuticals PLC(a)	119,367	14,819,413
Johnson & Johnson	269,998	44,776,468
Kroger Company	286,746	19,409,837
McKesson Corporation	31,596	21,263,792
Medpace Holdings, Inc.(a)	39,618	12,071,208

	Shares	Value
Merck & Company, Inc.	597,599	$53,640,486
Neurocrine Biosciences, Inc.(a)	124,103	13,725,792
PayPal Holdings, Inc.(a)	329,674	21,511,229
Procter & Gamble Company	230,140	39,220,459
Quest Diagnostics, Inc.	94,061	15,915,121
Regeneron Pharmaceuticals, Inc.	30,132	19,110,618
Sysco Corporation	217,803	16,343,937
UnitedHealth Group, Inc.	125,987	65,985,691
Universal Health Services, Inc. - Class B	77,775	14,613,923
US Foods Holding Corporation(a)	206,935	13,545,965
		636,621,498
Energy - 7.2%
Coterra Energy, Inc.	592,024	17,109,494
Diamondback Energy, Inc.	128,524	20,548,417
Enterprise Products Partners LP	706,540	24,121,276
Marathon Petroleum Corporation	158,103	23,034,026
MPLX LP	369,412	19,770,930
Permian Resources Corporation	1,066,965	14,777,465
TechnipFMC PLC	493,950	15,653,275
		135,014,883
Financial - 3.1%
Arthur J Gallagher & Company	55,104	19,024,105
Blackrock, Inc.	23,791	22,517,705
Cboe Global Markets, Inc.	73,772	16,693,866
		58,235,676
Industrial - 17.4%
A. O. Smith Corporation	194,931	12,740,690
Advanced Drainage Systems, Inc.	112,791	12,254,742
Allegion PLC	101,780	13,278,219
Builders FirstSource, Inc.(a)	97,619	12,196,518
Comfort Systems USA, Inc.	30,278	9,759,508
CRH PLC	187,207	16,468,600
Eagle Materials, Inc.	52,442	11,638,453
FedEx Corporation	73,398	17,892,965
Fortune Brands Innovations, Inc.	190,272	11,583,759
General Dynamics Corporation	73,865	20,134,122
Jabil, Inc.	99,075	13,481,135
Lincoln Electric Holdings, Inc.	70,009	13,242,902
Lockheed Martin Corporation	49,803	22,247,498
Masco Corporation	188,354	13,098,137
Nordson Corporation	64,644	13,039,988
Owens Corning	84,859	12,119,562
Packaging Corporation of America	62,015	12,280,210
Snap-on, Inc.	44,503	14,997,956
TE Connectivity PLC	116,620	16,480,738
Teledyne Technologies, Inc.(a)	30,372	15,116,448
Textron, Inc.	197,998	14,305,356
TopBuild Corporation(a)	43,204	13,175,060
Westinghouse Air Brake Technologies Corporation	78,779	14,286,572
		325,819,138

The accompanying notes are an integral part of these financial statements.

5

Distillate U.S. Fundamental Stability & Value ETF
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology - 12.0%
Adobe, Inc.(a)	62,453	$23,952,599
Amdocs, Ltd.	158,284	14,482,986
Applied Materials, Inc.	151,798	22,028,926
CACI International, Inc. - Class A(a)	33,263	12,204,860
Cognizant Technology Solutions Corporation - Class A	204,052	15,609,978
Dropbox, Inc. - Class A(a)	445,006	11,886,110
EPAM Systems, Inc.(a)	78,138	13,192,820
KLA Corporation	26,237	17,835,912
Lam Research Corporation	279,727	20,336,153
NetApp, Inc.	124,333	10,921,411
ON Semiconductor Corporation(a)	365,378	14,867,231
QUALCOMM, Inc.	194,161	29,825,071
SS&C Technologies Holdings, Inc.	197,247	16,476,042
		223,620,099
Utilities - 0.9%
Vistra Corporation	147,611	17,335,436
TOTAL COMMON STOCKS (Cost $1,797,531,215)		1,856,594,038
SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
First American Government Obligations Fund - Class X, 4.27%(c)	11,994,701	11,994,701
TOTAL SHORT-TERM INVESTMENTS (Cost $11,994,701)		11,994,701
TOTAL INVESTMENTS - 99.9% (Cost $1,809,525,916)		$1,868,588,739
Other Assets in Excess of Liabilities - 0.1%		1,051,627
TOTAL NET ASSETS - 100.0%		$1,869,640,366

Percentages are stated as a percent of net assets.
LP - Limited Partnership
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

6

DISTILLATE CAPITAL ETFs
Statements of Assets and Liabilities
March 31, 2025 (Unaudited)

	Distillate International Fundamental Stability & Value ETF	Distillate Small/Mid Cash Flow ETF	Distillate U.S. Fundamental Stability & Value ETF
ASSETS:
Investments, at value	$34,945,356	$92,536,792	$1,868,588,739
Dividends receivable	139,430	46,428	1,600,769
Dividend tax reclaims receivable	31,789	654	31,091
Foreign currency, at value	8,078	—	—
Interest receivable	363	454	46,205
Receivable for investments sold	—	1,579,678	—
Total assets	35,125,016	94,164,006	1,870,266,804
LIABILITIES:
Payable for investments purchased	88,163	—	—
Payable to adviser	16,841	43,583	626,438
Payable for capital shares redeemed	—	1,581,855	—
Total liabilities	105,004	1,625,438	626,438
NET ASSETS	$ 35,020,012	$92,538,568	$1,869,640,366
Net Assets Consists of:
Paid-in capital	$38,427,514	$107,042,985	$1,779,871,114
Total distributable earnings/(accumulated losses)	(3,407,502)	(14,504,417)	89,769,252
Total net assets	$ 35,020,012	$92,538,568	$1,869,640,366
Net assets	$35,020,012	$92,538,568	$1,869,640,366
Shares issued and outstanding(a)	1,400,000	2,925,000	34,475,000
Net asset value per share	$25.01	$31.64	$54.23
Cost:
Investments, at cost	$34,462,760	$101,670,497	$1,809,525,916
Foreign currency, at cost	$8,099	$—	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

7

DISTILLATE CAPITAL ETFs
Statements of Operations
For the Period Ended March 31, 2025 (Unaudited)

	Distillate International Fundamental Stability & Value ETF	Distillate Small/Mid Cash Flow ETF	Distillate U.S. Fundamental Stability & Value ETF
INVESTMENT INCOME:
Dividend income	$420,308	$865,870	$19,054,953
Less: Dividend withholding taxes	(49,350)	—	—
Less: Issuance fees	(1,013)	—	(1,117)
Interest income	1,799	11,020	177,648
Total investment income	371,744	876,890	19,231,484
EXPENSES:
Investment advisory fee	94,055	273,089	3,962,088
Other expenses and fees	—	2,993	14,619
Total expenses	94,055	276,082	3,976,707
NET INVESTMENT INCOME	277,689	600,808	15,254,777
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(482,137)	(5,469,988)	(7,135,665)
In-kind redemptions	1,998,129	4,465,401	85,694,957
Foreign currency translation	(32,172)	—	—
Net realized gain (loss)	1,483,820	(1,004,587)	78,559,292
Net change in unrealized appreciation (depreciation) on:
Investments	(2,689,324)	(11,744,955)	(164,434,384)
Foreign currency translation	(1,411)	—	—
Net change in unrealized appreciation (depreciation)	(2,690,735)	(11,744,955)	(164,434,384)
Net realized and unrealized gain (loss)	(1,206,915)	(12,749,542)	(85,875,092)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(929,226)	$(12,148,734)	$(70,620,315)

The accompanying notes are an integral part of these financial statements.

8

DISTILLATE CAPITAL ETFs
Statements of Changes in Net Assets

	Distillate International Fundamental Stability & Value ETF		Distillate Small/Mid Cash Flow ETF
	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
OPERATIONS:
Net investment income (loss)	$277,689	$802,099	$600,808	$911,156
Net realized gain (loss)	1,483,820	1,826,946	(1,004,587)	6,500,106
Net change in unrealized appreciation (depreciation)	(2,690,735)	4,171,567	(11,744,955)	879,537
Net increase (decrease) in net assets from operations	(929,226)	6,800,612	(12,148,734)	8,290,799
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(360,177)	(736,427)	(676,908)	(866,572)
Total distributions to shareholders	(360,177)	(736,427)	(676,908)	(866,572)
CAPITAL TRANSACTIONS:
Subscriptions	7,718,340	10,688,455	23,101,858	121,802,315
Redemptions	(7,686,300)	(9,805,265)	(16,797,095)	(60,811,863)
ETF transaction fees (See Note 6)	308	6,306	1	—
Net increase (decrease) in net assets from capital transactions	32,348	889,496	6,304,764	60,990,452
Net increase (decrease) in net assets	(1,257,055)	6,953,681	(6,520,878)	68,414,679
NET ASSETS:
Beginning of the period	36,277,067	29,323,386	99,059,446	30,644,767
End of the period	$ 35,020,012	$36,277,067	$92,538,568	$99,059,446
SHARES TRANSACTIONS
Subscriptions	300,000	450,000	625,000	3,525,000
Redemptions	(300,000)	(400,000)	(450,000)	(1,775,000)
Total increase (decrease) in shares outstanding	—	50,000	175,000	1,750,000

The accompanying notes are an integral part of these financial statements.

9

DISTILLATE CAPITAL ETFs
Statements of Changes in Net Assets(Continued)

	Distillate U.S. Fundamental Stability & Value ETF
	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
OPERATIONS:
Net investment income (loss)	$15,254,777	$25,183,464
Net realized gain (loss)	78,559,292	217,351,843
Net change in unrealized appreciation (depreciation)	(164,434,384)	173,264,880
Net increase (decrease) in net assets from operations	(70,620,315)	415,800,187
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(15,776,247)	(24,424,673)
Total distributions to shareholders	(15,776,247)	(24,424,673)
CAPITAL TRANSACTIONS:
Subscriptions	263,617,503	1,348,465,867
Redemptions	(380,545,458)	(949,186,077)
ETF transaction fees (See Note 6)	—	10
Net increase (decrease) in net assets from capital transactions	(116,927,955)	399,279,800
Net increase (decrease) in net assets	(203,324,517)	790,655,314
NET ASSETS:
Beginning of the period	2,072,964,883	1,282,309,569
End of the period	$ 1,869,640,366	$2,072,964,883
SHARES TRANSACTIONS
Subscriptions	4,700,000	26,175,000
Redemptions	(6,775,000)	(18,350,000)
Total increase (decrease) in shares outstanding	(2,075,000)	7,825,000

The accompanying notes are an integral part of these financial statements.

10

Distillate International Fundamental Stability & Value ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30,			Period Ended September 30, 2021(a)
		2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$25.91	$21.72	$17.95	$25.08	$25.05
INVESTMENT OPERATIONS:
Net investment income(b)	0.20	0.56	0.55	0.72	0.59
Net realized and unrealized gain (loss) on investments(c)	(0.86)	4.14	3.77	(7.21)	(0.12)
Total from investment operations	(0.66)	4.70	4.32	(6.49)	0.47
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.51)	(0.56)	(0.64)	(0.44)
Total distributions	(0.24)	(0.51)	(0.56)	(0.64)	(0.44)
ETF transaction fees per share	0.00(d)	0.00(d)	0.01	0.00(d)	0.00(d)
Net asset value, end of period	$25.01	$25.91	$21.72	$17.95	$25.08
Total return(e)	−2.50%	21.89%	24.22%	−26.26%	1.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$35,020	$36,277	$29,323	$19,740	$22,568
Ratio of expenses to average net assets(f)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets(f)	1.62%	2.38%	2.53%	3.12%	7.80%
Portfolio turnover rate(e)(g)	45%	117%	75%	102%	57%

(a)	Inception date of the Fund was December 14, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

11

Distillate Small/Mid Cash Flow ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Period Ended September 30, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$36.02	$30.64	$24.90
INVESTMENT OPERATIONS:
Net investment income(b)	0.21	0.48	0.37
Net realized and unrealized gain (loss) on investments(c)	(4.35)	5.31	5.69
Total from investment operations	(4.14)	5.79	6.06
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.41)	(0.32)
Total distributions	(0.24)	(0.41)	(0.32)
Net asset value, end of period	$31.64	$36.02	$30.64
Total return(d)	−11.56%	18.91%	24.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$92,539	$99,059	$30,645
Ratio of expenses to average net assets(e)	0.56%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets(e)	1.21%	1.39%	1.28%
Portfolio turnover rate(d)(f)	48%	114%	66%

(a)	Inception date of the Fund was October 5, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

12

Distillate U.S. Fundamental Stability & Value ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$56.72	$44.64	$36.86	$40.96	$32.61	$27.86
INVESTMENT OPERATIONS:
Net investment income(a)	0.42	0.76	0.62	0.58	0.46	0.44
Net realized and unrealized gain (loss) on investments(b)	(2.47)	12.04	7.78	(4.17)	8.51	4.61
Total from investment operations	(2.05)	12.80	8.40	(3.59)	8.97	5.05
LESS DISTRIBUTIONS FROM:
Net investment income	(0.44)	(0.72)	(0.62)	(0.51)	(0.62)	(0.30)
Total distributions	(0.44)	(0.72)	(0.62)	(0.51)	(0.62)	(0.30)
ETF transaction fees per share	—	0.00(c)	—	0.00(c)	—	—
Net asset value, end of period	$54.23	$56.72	$44.64	$36.86	$40.96	$32.61
Total return(d)	−3.61%	28.82%	22.87%	−8.91%	27.68%	18.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,869,640	$2,072,965	$1,282,310	$721,584	$373,774	$179,355
Ratio of expenses to average net assets(e)	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Ratio of net investment income (loss) to average net assets(e)	1.50%	1.49%	1.43%	1.36%	1.17%	1.45%
Portfolio turnover rate(d)(f)	34%	87%	95%	78%	73%	58%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

13

DISTILLATE CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
Distillate International Fundamental Stability & Value ETF, Distillate Small/Mid Cash Flow ETF, and Distillate U.S. Fundamental Stability & Value ETF are each a diversified series (individually each a “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of Distillate International Fundamental Stability & Value ETF and Distillate U.S. Fundamental Stability & Value ETF is to seek long-term capital appreciation. The investment objective of Distillate Small/Mid Cash Flow ETF is to seek capital appreciation. Distillate International Fundamental Stability & Value ETF commenced operations on December 14, 2020, Distillate Small/Mid Cash Flow ETF commenced operations on October 5, 2022 and Distillate U.S. Fundamental Stability & Value ETF commenced operations on October 23, 2018.
The end of the reporting period for the Funds is March 31, 2025, and the period covered by these Notes to Financial Statements is the period from October 1, 2024 through March 31, 2025 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used.

All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.
Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

14

DISTILLATE CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
Distillate International Fundamental Stability & Value ETF

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$34,396,142	$—	$—	$34,396,142
Preferred Stocks	408,946	—	—	408,946
Warrants	—	—	0	0
Money Market Funds	140,268	—	—	140,268
Total Investments	$34,945,356	$—	$0	$34,945,356

Distillate Small/Mid Cash Flow ETF

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$92,468,560	$—	$—	$92,468,560
Money Market Funds	68,232	—	—	68,232
Total Investments	$92,536,792	$—	$—	$92,536,792

Distillate U.S. Fundamental Stability & Value ETF

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$1,856,594,038	$—	$—	$1,856,594,038
Money Market Funds	11,994,701	—	—	11,994,701
Total Investments	$1,868,588,739	$—	$—	$1,868,588,739

Refer to the Schedules of Investments for further disaggregation of investment categories.

15

DISTILLATE CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
B.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained upon examination by tax authorities. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds at least annually. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to the Fund’s NAV per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

16

DISTILLATE CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and primarily relate to redemptions in-kind. For the fiscal year ended September 30, 2024, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Losses)	Paid-In Capital
Distillate International Fundamental Stability & Value ETF	$(2,108,212)	$2,108,212
Distillate Small/Mid Cash Flow ETF	(10,126,764)	10,126,764
Distillate U.S. Fundamental Stability & Value ETF	(227,047,374)	227,047,374

J.
New Accounting Pronouncement. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
K.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Distillate Capital Partners, LLC (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to the Investment Advisory Agreement (“Advisory Agreement”), between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is responsible for arranging, in consultation with Vident Advisory, LLC, doing business as Vident Asset Management (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other related services necessary for the Funds to operate. Effective May 1, 2024, Vident Asset Management only serves as the Sub-Adviser for Distillate International Fundamental Stability & Value ETF and Distillate Small/Mid Cash Flow ETF. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, Distillate International Fundamental Stability & Value ETF and Distillate Small/Mid Cash Flow ETF each pay the Adviser at an annual rate of 0.55% based on each Fund’s average daily net assets and Distillate U.S. Fundamental Stability & Value ETF pays the Adviser at an annual rate of 0.39% based on the Fund’s average daily net assets, calculated daily and paid monthly. The Adviser is responsible for paying the Sub-Adviser.

17

DISTILLATE CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follows:

	Purchases	Sales
Distillate International Fundamental Stability & Value ETF	$15,781,934	$15,358,709
Distillate Small/Mid Cash Flow ETF	47,911,427	46,885,420
Distillate U.S. Fundamental Stability & Value ETF	684,120,022	682,732,783

During the current fiscal period, there were no purchases or sales of U.S. Government securities.
During the current fiscal period, in-kind transactions associated with creations and redemptions were as follow:

	In-Kind Purchases	In-Kind Sales
Distillate International Fundamental Stability & Value ETF	$7,104,298	$7,662,581
Distillate Small/Mid Cash Flow ETF	22,875,902	17,113,369
Distillate U.S. Fundamental Stability & Value ETF	248,949,503	376,495,932

NOTE 5 – INCOME TAX INFORMATION
The amount and tax character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.
The components of distributable earnings (accumulated losses) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes at September 30, 2024 were as follows:

	Distillate International Fundamental Stability & Value ETF	Distillate Small/Mid Cash Flow ETF	Distillate U.S. Fundamental Stability & Value ETF
Tax cost of investments	$33,767,478	$97,677,896	$1,867,079,547
Gross tax unrealized appreciation	4,079,190	7,970,609	248,000,328
Gross tax unrealized depreciation	(1,455,395)	(6,569,446)	(43,070,123)
Net tax unrealized appreciation (depreciation)	2,623,795	1,401,163	204,930,205
Undistributed ordinary income	131,869	81,340	1,174,661
Undistributed long-term capital gain	—	—	—
Other accumulated gain (loss)	(4,873,763)	(3,161,278)	(29,939,052)
Distributable earnings (accumulated losses)	(2,118,099)	(1,678,775)	176,165,814

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing losses on wash sales and the tax treatment of partnership investments.

18

DISTILLATE CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable period subsequent to October 31 and December 31, respectively. For the taxable year ended September 30, 2024, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.
As of September 30, 2024, the Funds had the following capital loss carryforwards with no expiration date:

	Short-Term	Long-Term
Distillate International Fundamental Stability & Value ETF	$3,284,331	$1,589,432
Distillate Small/Mid Cash Flow ETF	2,730,215	431,063
Distillate U.S. Fundamental Stability & Value ETF	3,964,718	25,974,334

During the fiscal year ended September 30, 2024, Distillate International Fundamental Stability & Value ETF utilized $70,875 of short-term capital loss carryforward that was available as of September 30, 2023.
The tax character of distributions paid by the Funds during the fiscal year ended September 30, 2024 and fiscal year/period ended September 30, 2023 were as follows:

	Ordinary Income
	Year Ended September 30, 2024	Year/Period Ended September 30, 2023
Distillate International Fundamental Stability & Value ETF	$736,427	$558,043
Distillate Small/Mid Cash Flow ETF	866,572	244,803
Distillate U.S. Fundamental Stability & Value ETF	24,424,673	14,944,880

NOTE 6 – SHARE TRANSACTIONS
Shares of Distillate International Fundamental Stability & Value ETF and Distillate Small/Mid Cash Flow ETF are listed and trade on the New York Stock Exchange (“NYSE”). Shares of Distillate U.S. Fundamental Stability & Value ETF are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for Distillate International Fundamental Stability & Value ETF is $1,000, payable to the Custodian. The standard fixed transaction fee for Distillate Small/Mid Cash Flow ETF and Distillate U.S. Fundamental Stability & Value ETF is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.

19

DISTILLATE CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
NOTE 7 – RISKS
Foreign Securities Risk (Distillate International Fundamental Stability & Value ETF only). Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
Sector Risk (Distillate Small/Mid Cash Flow ETF and Distillate U.S. Fundamental Stability & Value ETF only). To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

20

DISTILLATE CAPITAL ETFs
Federal Tax Information (Unaudited)
FEDERAL TAX INFORMATION
For the fiscal year ended September 30, 2024, certain dividends paid by the Funds may be subject to the maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Distillate International Fundamental Stability & Value ETF	100.00%
Distillate Small/Mid Cash Flow ETF	100.00%
Distillate U.S. Fundamental Stability & Value ETF	100.00%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2024 was as follows:

Distillate International Fundamental Stability & Value ETF	0.00%
Distillate Small/Mid Cash Flow ETF	100.00%
Distillate U.S. Fundamental Stability & Value ETF	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

Distillate International Fundamental Stability & Value ETF	0.00%
Distillate Small/Mid Cash Flow ETF	0.00%
Distillate U.S. Fundamental Stability & Value ETF	0.00%

FOREIGN TAX CREDIT PASS THROUGH
Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the fiscal year ended September 30, 2024. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
Distillate International Fundamental Stability & Value ETF	$112,705	$0.08050357	100%
Distillate Small/Mid Cash Flow ETF	—	—	—
Distillate U.S. Fundamental Stability & Value ETF	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.
Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

21

DISTILLATE CAPITAL ETFs
ADDITIONAL INFORMATION (Unaudited)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
There were no changes in or disagreements with accountants during the period covered by this report.
PROXY DISCLOSURE
There were no matters submitted to a vote of shareholders during the period covered by this report.
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Not applicable.

22

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	6/3/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	6/3/2025

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	6/3/2025

* Print the name and title of each signing officer under his or her signature.